Document and Entity Information	12 Months Ended
Dec. 31, 2022
Document Information [Line Items]
Document Type	6-K
Document Period End Date	Dec. 31, 2022
Entity Registrant Name	Gravitas Education Holdings, Inc.
Entity Central Index Key	0001708441
Amendment Flag	true
Amendment Description	Exhibit 99.1 to this Form 6-K the audited combined carve-out financial statements of the Company’s Singapore operations, excluding the Company’s education business in China which will be divested by the Company pursuant to the Divestiture (the “Company’s Singapore Operations”) for the years ended December 31, 2020, 2021 and 2022.
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY